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Semi-Annual Report
April 30, 2001

Mercury Large
Cap Growth
Fund
Of Mercury Large Cap Series Funds, Inc.

MASTER LARGE CAP
GROWTH PORTFOLIO

WORLDWIDE INVESTMENTS AS OF APRIL 30, 2001
================================================================================

Ten Largest                                                           Percent of
Equity Holdings                                                       Net Assets
================================================================================
General Electric Company                                                 7.3%
--------------------------------------------------------------------------------
Pfizer Inc.                                                              3.9
--------------------------------------------------------------------------------
Microsoft Corporation                                                    3.7
--------------------------------------------------------------------------------
AOL Time Warner Inc.                                                     3.6
--------------------------------------------------------------------------------
Intel Corporation                                                        2.3
--------------------------------------------------------------------------------
Kohl's Corporation                                                       1.4
--------------------------------------------------------------------------------
Cardinal Health, Inc.                                                    1.4
--------------------------------------------------------------------------------
WorldCom, Inc.                                                           1.4
--------------------------------------------------------------------------------
Calpine Corporation                                                      1.4
--------------------------------------------------------------------------------
Electronic Data Systems Corporation                                      1.3
--------------------------------------------------------------------------------

Ten Largest                                                           Percent of
Industries                                                            Net Assets
================================================================================
Pharmaceuticals                                                         10.2%
--------------------------------------------------------------------------------
Health Care Providers & Services                                         9.9
--------------------------------------------------------------------------------
Software                                                                 8.2
--------------------------------------------------------------------------------
Industrial Conglomerates                                                 7.3
--------------------------------------------------------------------------------
Communications Equipment                                                 5.7
--------------------------------------------------------------------------------
Oil & Gas                                                                5.2
--------------------------------------------------------------------------------
Health Care Equipment & Supplies                                         5.1
--------------------------------------------------------------------------------
Electronic Equipment & Instruments                                       5.0
--------------------------------------------------------------------------------
Semiconductor Equipment & Products                                       4.5
--------------------------------------------------------------------------------
Media                                                                    4.3
--------------------------------------------------------------------------------

OFFICERS AND DIRECTORS/TRUSTEES

Terry K. Glenn, President and
  Director/Trustee
James H. Bodurtha, Director/Trustee
Herbert I. London, Director/Trustee
Joseph L. May, Director/Trustee
Andre F. Perold, Director/Trustee
Roberta Cooper Ramo, Director/Trustee
Robert C. Doll, Jr., Senior Vice President
  and Portfolio Manager
Linda J. Gardner, Vice President
Philip E. Laverson, Vice President
Donald C. Burke, Vice President and
  Treasurer
Alice A. Pellegrino, Secretary

--------------------------------------------------------------------------------
Arthur Zeikel, Director/Trustee of Mercury Large Cap Growth Fund, has recently retired. The Fund's Board of Directors/Trustees wishes Mr. Zeikel well in his retirement.
--------------------------------------------------------------------------------

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(888) 763-2260


                April 30, 2001 (2) Mercury Large Cap Growth Fund

DEAR SHAREHOLDER

Mercury Large Cap Growth Fund invests primarily in a diversified portfolio of equity securities of large cap companies that Fund management selects from among those included in the unmanaged Russell 1000(R) Growth Index. Our investment process attempts to add value through both security selection and portfolio construction. Security selection involves the use of quantitative selection criteria including earnings momentum, earnings surprise and valuation. These criteria are input into a proprietary quantitative model and are subject to selective fundamental overrides. Portfolio construction consists of an optimization process with risk management controlling style, capitalization, sectors and individual security selection.

Portfolio Matters

For the six months ended April 30, 2001, the Fund's Class I, Class A, Class B and Class C Shares had total returns of -24.39%, -24.47%, -24.76% and -24.73%, respectively. Since inception (December 22, 1999) through April 30, 2001, the Fund's Class I, Class A, Class B and Class C Shares had total returns of -13.50%, -13.83%, -14.76% and -14.72%, respectively. (Fund results shown do not reflect sales charges, and would be lower if sales charges were included. Complete performance information can be found on pages 5 and 6 of this report to shareholders.) This compares favorably to the -26.43% total return of the Russell 1000(R) Growth Index for the six months ended April 30, 2001.

While absolute performance in the markets was difficult during the last six months, we used the period to gain relative performance compared to our benchmarks and competitive peer groups. The largest significant positive contributors to performance included our stock selection in health care, and our allocation to the energy sector. Other positive contributors to the Fund's performance included our underweighted position in Cisco Systems, Inc. and Sun Microsystems, Inc., as well as the positive performance in PacifiCare Health Systems, Inc., Helmerich & Payne, Inc. and International Rectifier Corp. The largest detractors to performance included i2 Technologies, Inc., and our underweighted positions in International Business Machines Corporation and Wal-Mart Stores, Inc.

During the period, we reduced our dependence on economic growth and became somewhat more defensive in our holdings. We also increased our exposure to US earnings, believing that economic weakness will spread overseas, especially to Europe. We added to our positions in health care, consumer discretionary and energy, while reducing weightings in information technology. Largest purchases included General Electric Company, Pfizer Inc., Cisco Systems, AOL Time Warner Inc., and Microsoft Corporation. Largest sales included PacifiCare Health Systems, Oracle Corporation and Scientific-Atlanta, Inc.


                April 30, 2001 (3) Mercury Large Cap Growth Fund

We are positioned somewhat defensively, anticipating that the economic and earnings turnaround is several months away. As a result, we are above benchmark weights in energy and health care, and underweighted in information technology. We remain tilted toward the lower end of the permissible capitalization range, anticipating continued outperformance of mid and large cap securities relative to mega cap securities.

In Conclusion

We thank you for your investment in Mercury Large Cap Growth Fund, and we look forward to reviewing our outlook and strategy with you in our next report to shareholders.

Sincerely,


/s/ Terry K. Glenn                          /s/ Robert C. Doll, Jr.

Terry K. Glenn                              Robert C. Doll, Jr.
President and Director/Trustee              Senior Vice President and
                                            Portfolio Manager

June 4, 2001


                April 30, 2001 (4) Mercury Large Cap Growth Fund

FUND PERFORMANCE DATA

ABOUT FUND PERFORMANCE

The Fund offers four classes of shares, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs.

CLASS I SHARES incur a maximum initial sales charge of 5.25% and bear no ongoing distribution and account maintenance fees. Class I Shares are available only to eligible investors.

CLASS A SHARES incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

CLASS B SHARES are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first two years, decreasing to 3% for each of the next two years and decreasing 1% each year thereafter to 0% after the sixth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately 8 years.

CLASS C SHARES are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Administrator voluntarily waived its administration fee and reimbursed a portion of its other expenses. Without such waiver and reimbursement, the Fund's performance would have been lower.


                April 30, 2001 (5) Mercury Large Cap Growth Fund

FUND PERFORMANCE DATA (CONCLUDED)

AGGREGATE TOTAL RETURN
================================================================================

                                                     % Return          % Return
                                                   Without Sales      With Sales
Class I Shares*                                        Charge           Charge**
================================================================================
One Year Ended
3/31/01                                               -39.59%           -42.76%
--------------------------------------------------------------------------------
Inception (12/22/99)
through 3/31/01                                       -19.93            -23.25
--------------------------------------------------------------------------------
 *    Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                                     % Return          % Return
                                                   Without Sales      With Sales
Class A Shares*                                        Charge           Charge**
================================================================================
One Year Ended
3/31/01                                               -39.83%           -42.99%
--------------------------------------------------------------------------------
Inception (12/22/99)
through 3/31/01                                       -20.17          -  23.49
--------------------------------------------------------------------------------
 *    Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                                     % Return          % Return
                                                      Without            With
Class B Shares*                                        CDSC              CDSC**
================================================================================
One Year Ended
3/31/01                                               -40.21%           -42.29%
--------------------------------------------------------------------------------
Inception (12/22/99)
through 3/31/01                                       -20.72            -22.90
--------------------------------------------------------------------------------
 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after 6 years.
**    Assuming payment of applicable contingent deferred sales charge.

                                                     % Return          % Return
                                                      Without            With
Class C Shares*                                        CDSC              CDSC**
================================================================================
One Year Ended
3/31/01                                               -40.24%           -40.76%
--------------------------------------------------------------------------------
Inception (12/22/99)
through 3/31/01                                       -20.76            -20.76
--------------------------------------------------------------------------------
 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

RECENT PERFORMANCE RESULTS*
================================================================================
                                    6 Month        12 Month      Since Inception
As of April 30, 2001             Total Return    Total Return     Total Return
================================================================================
Class I                             -24.39%          -28.34%         -13.50%
--------------------------------------------------------------------------------
Class A                             -24.47           -28.49          -13.83
--------------------------------------------------------------------------------
Class B                             -24.76           -29.08          -14.76
--------------------------------------------------------------------------------
Class C                             -24.73           -29.05          -14.72
--------------------------------------------------------------------------------
* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in the Fund's net asset values for the period shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. Performance results are for a limited asset pool. The Fund commenced operations on 12/22/99.


                April 30, 2001 (6) Mercury Large Cap Growth Fund

STATEMENT OF ASSETS
AND LIABILITIES

As of April 30, 2001
--------------------------------------------------------------------------------

MERCURY LARGE CAP GROWTH FUND
================================================================================

Assets:

Investment in Master Large Cap Growth Portfolio, at value
  (identified cost -- $722,552)                                       $ 780,623
Prepaid expenses                                                          7,167
                                                                      ---------
Total assets                                                            787,790
                                                                      ---------
--------------------------------------------------------------------------------

Liabilities:

Payable to distributor                                                      347
Other liabilities                                                         7,167
                                                                      ---------
Total liabilities                                                         7,514
                                                                      ---------
--------------------------------------------------------------------------------

Net Assets:

Net assets                                                            $ 780,276
                                                                      =========
--------------------------------------------------------------------------------

Net Assets Consist of:

Class I Shares of Common Stock, $.10 par value,
  100,000,000 shares authorized                                       $   1,425
Class A Shares of Common Stock, $.10 par value,
  100,000,000 shares authorized                                           2,877
Class B Shares of Common Stock, $.10 par value,
  200,000,000 shares authorized                                           2,977
Class C Shares of Common Stock, $.10 par value,
  100,000,000 shares authorized                                           2,882
Paid-in capital in excess of par                                        901,866
Accumulated investment loss -- net                                       (5,092)
Accumulated realized capital losses on investments from
  the Portfolio -- net                                                 (184,730)
Unrealized appreciation on investments from the Portfolio -- net         58,071
                                                                      ---------
Net assets                                                            $ 780,276
                                                                      =========
--------------------------------------------------------------------------------

Net Asset Value:

Class I -- Based on net assets of $109,784 and 14,247 shares
  outstanding                                                         $    7.71
                                                                      =========
Class A -- Based on net assets of $221,372 and 28,766 shares
  outstanding                                                         $    7.70
                                                                      =========
Class B -- Based on net assets of $227,767 and 29,774 shares
  outstanding                                                         $    7.65
                                                                      =========
Class C -- Based on net assets of $221,353 and 28,823 shares
  outstanding                                                         $    7.68
                                                                      =========
--------------------------------------------------------------------------------

See Notes to Financial Statements.


                April 30, 2001 (7) Mercury Large Cap Growth Fund

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2001
--------------------------------------------------------------------------------

MERCURY LARGE CAP GROWTH FUND
================================================================================

Investment Income (Loss):

Investment income allocated from the Portfolio                                              $   1,454
Expenses allocated from the Portfolio                                                          (2,502)
                                                                                            ---------
Net investment loss from the Portfolio                                                         (1,048)
                                                                                            ---------
-----------------------------------------------------------------------------------------------------

Expenses:

Registration fees                                                            $  26,041
Professional fees                                                                4,872
Offering costs                                                                   3,967
Printing and shareholder reports                                                 1,384
Account maintenance and distribution fees -- Class B                               991
Account maintenance and distribution fees -- Class C                               620
Administration fees                                                                482
Account maintenance fees -- Class A                                                237
Accounting services                                                                235
Transfer agent fees -- Class B                                                      76
Transfer agent fees -- Class A                                                      66
Transfer agent fees -- Class C                                                      51
Transfer agent fees -- Class I                                                      47
Other                                                                            1,662
                                                                             ---------
Total expenses before reimbursement                                             40,731
Reimbursement of expenses                                                      (36,687)
                                                                             ---------
Total expenses after reimbursement                                                              4,044
                                                                                            ---------
Investment loss -- net                                                                         (5,092)
                                                                                            ---------
-----------------------------------------------------------------------------------------------------

Realized & Unrealized Gain (Loss) from the
Portfolio -- Net:

Realized loss on investments from the Portfolio -- net                                       (182,464)
Change in unrealized appreciation on investments from the Portfolio -- net                     31,498
                                                                                            ---------
Net Decrease in Net Assets Resulting from Operations                                        $(156,058)
                                                                                            =========
-----------------------------------------------------------------------------------------------------

See Notes to Financial Statements.


                April 30, 2001 (8) Mercury Large Cap Growth Fund

STATEMENTS OF CHANGES
IN NET ASSETS

MERCURY LARGE CAP GROWTH FUND
================================================================================

                                                                     For the Six      For the Period
                                                                    Months Ended      Dec. 22, 1999+
 Increase (Decrease) in Net Assets:                                April 30, 2001    to Oct. 31, 2000
 ----------------------------------------------------------------------------------------------------
 Operations:

 Investment loss -- net                                              $    (5,092)         $    (8,433)
 Realized gain (loss) on investments from the Portfolio -- net          (182,464)              54,080
 Change in unrealized appreciation on investments from
   the Portfolio -- net                                                   31,498               26,573
                                                                     --------------------------------
 Net increase (decrease) in net assets resulting from operations        (156,058)              72,220
                                                                     --------------------------------
 ----------------------------------------------------------------------------------------------------

 Distributions to Shareholders:

 Realized gain on investments from the Portfolio -- net:
   Class I                                                               (13,603)                  --
   Class A                                                               (12,928)                  --
   Class B                                                               (17,823)                  --
   Class C                                                               (11,992)                  --
                                                                     --------------------------------
 Net decrease in net assets resulting from distributions
   to shareholders                                                       (56,346)                  --
                                                                     --------------------------------
 ----------------------------------------------------------------------------------------------------

 Capital Share Transactions:

 Net increase (decrease) in net assets derived from capital
   share transactions                                                    423,759               (3,299)
                                                                     --------------------------------
 ----------------------------------------------------------------------------------------------------

 Net Assets:

 Total increase in net assets                                            211,355               68,921
 Beginning of period                                                     568,921              500,000
                                                                     --------------------------------
 End of period*                                                      $   780,276          $   568,921
                                                                     ================================
 ----------------------------------------------------------------------------------------------------
*Accumulated investment loss -- net                                  $    (5,092)                  --
                                                                     ================================
 ----------------------------------------------------------------------------------------------------

+     Commencement of operations.

      See Notes to Financial Statements.


                April 30, 2001 (9) Mercury Large Cap Growth Fund

FINANCIAL HIGHLIGHTS

MERCURY LARGE CAP GROWTH FUND
================================================================================

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                       Class I
                                                         ------------------------------------
                                                           For the Six        For the Period
                                                          Months Ended        Dec. 22, 1999+
Increase (Decrease) in Net Asset Value:                  April 30, 2001      to Oct. 31, 2000
---------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period                     $       11.44          $       10.00
                                                         ------------------------------------
Investment loss -- net                                            (.04)                  (.11)
Realized and unrealized gain (loss) on investments
  from the Portfolio -- net                                      (2.63)                  1.55
                                                         ------------------------------------
Total from investment operations                                 (2.67)                  1.44
                                                         ------------------------------------
Less distributions from realized gain on investments
  from the Portfolio -- net                                      (1.06)                    --
                                                         ------------------------------------
Net asset value, end of period                           $        7.71          $       11.44
                                                         ====================================
---------------------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                             (24.39%)+++             14.40%+++
                                                         ====================================
---------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement++                                 1.48%*                 1.50%*
                                                         ====================================
Expenses++                                                      12.96%*                37.46%*
                                                         ====================================
Investment loss -- net                                          (1.02%)*               (1.12%)*
                                                         ====================================
---------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)                 $         110          $         143
                                                         ====================================
---------------------------------------------------------------------------------------------

  *   Annualized.
 **   Total investment returns exclude the effects of sales charges.
  +   Commencement of operations.
 ++   Includes the Fund's share of the Portfolio's allocated expenses.
+++   Aggregate total investment return.

      See Notes to Financial Statements.


                April 30, 2001 (10) Mercury Large Cap Growth Fund

FINANCIAL HIGHLIGHTS
(CONTINUED)

MERCURY LARGE CAP GROWTH FUND
================================================================================

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                       Class A
                                                         ------------------------------------
                                                           For the Six        For the Period
                                                          Months Ended        Dec. 22, 1999+
Increase (Decrease) in Net Asset Value:                  April 30, 2001      to Oct. 31, 2000
---------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period                     $       11.41          $       10.00
                                                         ------------------------------------
Investment loss -- net                                            (.04)                  (.14)
Realized and unrealized gain (loss) on investments
  from the Portfolio -- net                                      (2.64)                  1.55
                                                         ------------------------------------
Total from investment operations                                 (2.68)                  1.41
                                                         ------------------------------------
Less distributions from realized gain on investments
  from the Portfolio -- net                                      (1.03)                    --
                                                         ------------------------------------
Net asset value, end of period                           $        7.70          $       11.41
                                                         ====================================
---------------------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                             (24.47%)+++             14.10%+++
                                                         ====================================
---------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement++                                 1.75%*                 1.75%*
                                                         ====================================
Expenses++                                                      13.58%*                37.74%*
                                                         ====================================
Investment loss -- net                                          (1.29%)*               (1.37%)*
                                                         ====================================
---------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)                 $         221          $         142
                                                         ====================================
---------------------------------------------------------------------------------------------

  *   Annualized.
 **   Total investment returns exclude the effects of sales charges.
  +   Commencement of operations.
 ++   Includes the Fund's share of the Portfolio's allocated expenses.
+++   Aggregate total investment return.

      See Notes to Financial Statements.


                April 30, 2001 (11) Mercury Large Cap Growth Fund

FINANCIAL HIGHLIGHTS
(CONTINUED)

MERCURY LARGE CAP GROWTH FUND
================================================================================

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                      Class B
                                                         ----------------------------------
                                                           For the Six      For the Period
                                                          Months Ended      Dec. 22, 1999+
Increase (Decrease) in Net Asset Value:                  April 30, 2001    to Oct. 31, 2000
-------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period                     $      11.33          $      10.00
                                                         ----------------------------------
Investment loss -- net                                           (.07)                 (.21)
Realized and unrealized gain (loss) on investments
  from the Portfolio -- net                                     (2.62)                 1.54
                                                         ----------------------------------
Total from investment operations                                (2.69)                 1.33
                                                         ----------------------------------
Less distributions from realized gain on investments
  from the Portfolio -- net                                      (.99)                   --
                                                         ----------------------------------
Net asset value, end of period                           $       7.65          $      11.33
                                                         ==================================
-------------------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                            (24.76%)+++            13.30%+++
                                                         ==================================
-------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement++                                2.50%*                2.49%*
                                                         ==================================
Expenses++                                                     14.30%*               38.49%*
                                                         ==================================
Investment loss -- net                                         (2.04%)*              (2.12%)*
                                                         ==================================
-------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)                 $        228          $        142
                                                         ==================================
-------------------------------------------------------------------------------------------

  *   Annualized.
 **   Total investment returns exclude the effects of sales charges.
  +   Commencement of operations.
 ++   Includes the Fund's share of the Portfolio's allocated expenses.
+++   Aggregate total investment return.

      See Notes to Financial Statements.


                April 30, 2001 (12) Mercury Large Cap Growth Fund

FINANCIAL HIGHLIGHTS
(CONCLUDED)

MERCURY LARGE CAP GROWTH FUND
================================================================================

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                         Class C
                                                         ---------------------------------------
                                                           For the Six           For the Period
                                                          Months Ended           Dec. 22, 1999+
Increase (Decrease) in Net Asset Value:                  April 30, 2001         to Oct. 31, 2000
------------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period                     $       11.33             $       10.00
                                                         ---------------------------------------
Investment loss -- net                                            (.04)                     (.21)
Realized and unrealized gain (loss) on investments
  from the Portfolio -- net                                      (2.65)                     1.54
                                                         ---------------------------------------
Total from investment operations                                 (2.69)                     1.33
                                                         ---------------------------------------
Less distributions from realized gain on investments
  from the Portfolio -- net                                       (.96)                       --
                                                         ---------------------------------------
Net asset value, end of period                           $        7.68             $       11.33
                                                         =======================================
------------------------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                             (24.73%)+++                13.30%+++
                                                         =======================================
------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement++                                 2.50%*                    2.49%*
                                                         =======================================
Expenses++                                                      14.12%*                   38.49%*
                                                         =======================================
Investment loss -- net                                          (2.04%)*                  (2.12%)*
                                                         =======================================
------------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)                 $         221             $         142
                                                         =======================================
------------------------------------------------------------------------------------------------

  *   Annualized.
 **   Total investment returns exclude the effects of sales charges.
  +   Commencement of operations.
 ++   Includes the Fund's share of the Portfolio's allocated expenses.
+++   Aggregate total investment return.

      See Notes to Financial Statements.


                April 30, 2001 (13) Mercury Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS

MERCURY LARGE CAP GROWTH FUND
================================================================================

(1)   Significant Accounting Policies:

      Mercury Large Cap Growth Fund (the "Fund") is registered under the Investment Company Act of 1940 as a diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Large Cap Value Portfolio (the "Portfolio"), which is a portfolio of Master Large Cap Series Trust that has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The percentage of the Portfolio owned by the Fund at April 30, 2001 was .4%. The Fund offers four classes of shares under the Merrill Lynch Select Pricing(SM) System. Shares of Class I and Class A are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B Shares have certain voting rights with respect to Class A expenditures). The following is a summary of significant accounting policies followed by the Fund.

      (a) Valuation of investments -- The Fund records its investment in the Portfolio at fair value. Valuation of securities held by the Portfolio is discussed in Note 1a of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

      (b) Investment income and expenses -- The Fund records daily its proportionate share of the Portfolio's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

      (c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.


                April 30, 2001 (14) Mercury Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      (d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

      (e) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

      (f) Investment transactions -- Investment transactions in the Portfolio are accounted for on a trade date basis.

(2)   Transactions with Affiliates:

      Effective January 17, 2001, the Fund has entered into an Administrative Services Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Incorporated ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. For the six months ended April 30, 2001, FAM earned fees of $482, all of which was waived. FAM also reimbursed the Fund additional expenses of $36,205.

      The Fund has entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                                              Account               Distribution
                                           Maintenance Fee              Fee
      ==========================================================================
      Class A                                    .25%                    --
      --------------------------------------------------------------------------
      Class B                                    .25%                   .75%
      --------------------------------------------------------------------------
      Class C                                    .25%                   .75%
      --------------------------------------------------------------------------

      Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., and selected dealers also provide account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor, MLPF&S and selected dealers for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor, MLPF&S and selected dealers for providing shareholder and distribution-related services to Class B and Class C shareholders.

      Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.


                April 30, 2001 (15) Mercury Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, FAMD, FDS, and/or ML & Co.

(3)   Investments:

      Increases and decreases in the Fund's investment in the Portfolio for the six months ended April 30, 2001 were $368,881 and $5,268, respectively.

(4)   Capital Share Transactions:

      Net increase (decrease) in net assets derived from capital share transactions was $423,759 and $(3,299) for the six months ended April 30, 2001 and for the period December 22, 1999 to October 31, 2000. Prior to December 22, 1999 (commencement of operations), the Fund issued 12,500 shares of each class to FAM for $125,000 per class.

      Transactions in capital shares for each class were as follows:

      Class I Shares for the Six Months Ended April 30, 2001     Shares      Dollar Amount
      ------------------------------------------------------------------------------------
      Shares sold                                                   342          $   3,210
      Shares issued to shareholders in reinvestment
      of distributions                                            1,524             13,240
                                                                 -------------------------
      Total issued                                                1,866             16,450
      Shares redeemed                                              (119)            (1,018)
                                                                 -------------------------
      Net increase                                                1,747          $  15,432
                                                                 =========================
      ------------------------------------------------------------------------------------

      Class I Shares for the Period December 22, 1999
      to October 31, 2000                                        Shares      Dollar Amount
      ------------------------------------------------------------------------------------
      Shares sold                                                 9,788          $ 105,351
      Shares redeemed                                            (9,788)          (108,650)
                                                                 -------------------------
      Net decrease                                                   --          $ (3,299)
                                                                 =========================
      ------------------------------------------------------------------------------------


                April 30, 2001 (16) Mercury Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)

      Class A Shares for the Six Months Ended April 30, 2001     Shares   Dollar Amount
      ---------------------------------------------------------------------------------
      Shares sold                                                14,777        $124,668
      Shares issued to shareholders in reinvestment
      of distributions                                            1,489          12,928
                                                                 ----------------------
      Net increase                                               16,266        $137,596
                                                                 ======================
      ---------------------------------------------------------------------------------

      Class B Shares for the Six Months Ended April 30, 2001     Shares   Dollar Amount
      ---------------------------------------------------------------------------------
      Shares sold                                                15,216        $132,625
      Shares issued to shareholders in reinvestment
      of distributions                                            2,058          17,823
                                                                 ----------------------
      Net increase                                               17,274        $150,448
                                                                 ======================
      ---------------------------------------------------------------------------------

      Class C Shares for the Six Months Ended April 30, 2001     Shares   Dollar Amount
      ---------------------------------------------------------------------------------
      Shares sold                                                14,943        $108,291
      Shares issued to shareholders in reinvestment
      of distributions                                            1,380          11,992
                                                                 ----------------------
      Net increase                                               16,323        $120,283
                                                                 ======================
      ---------------------------------------------------------------------------------


                April 30, 2001 (17) Mercury Large Cap Growth Fund

SCHEDULE OF INVESTMENTS

MASTER LARGE CAP GROWTH PORTFOLIO
================================================================================

                                                                                In US Dollars
                                                                          -------------------------
                            Shares                                                       Percent of
Industry                     Held               Investments                   Value      Net Assets
---------------------------------------------------------------------------------------------------
Consumer Discretionary

Hotels, Restaurants         33,000    +International Game Technology      $  1,845,690       1.1%
& Leisure                   58,000     MGM Grand, Inc.                       1,744,060       1.0
                                                                          -------------------------
                                                                             3,589,750       2.1
---------------------------------------------------------------------------------------------------
Internet & Catalog          10,000    +eBay Inc.                               504,800       0.3
Retail
---------------------------------------------------------------------------------------------------
Media                      121,000    +AOL Time Warner Inc.                  6,110,500       3.6
                            30,000     SEI Investments Company               1,203,300       0.7
                                                                          -------------------------
                                                                             7,313,800       4.3
---------------------------------------------------------------------------------------------------
Multiline Retail            39,000    +Kohl's Corporation                    2,381,340       1.4
                            24,000     Wal-Mart Stores, Inc.                 1,241,760       0.8
                                                                          -------------------------
                                                                             3,623,100       2.2
---------------------------------------------------------------------------------------------------
Specialty Retail            24,000    +AutoNation, Inc.                        260,400       0.2
                            13,000     The Home Depot, Inc.                    612,300       0.4
                            33,000     Lowe's Companies, Inc.                2,079,000       1.2
                            59,000     The TJX Companies, Inc.               1,848,470       1.1
                            45,000     The Talbots, Inc.                     1,883,250       1.1
                                                                          -------------------------
                                                                             6,683,420       4.0
---------------------------------------------------------------------------------------------------
Textiles & Apparel          44,000   +Jones Apparel Group, Inc.              1,748,560       1.0
                            23,000    Nike, Inc. (Class B)                     961,630       0.6
                                                                          -------------------------
                                                                             2,710,190       1.6
---------------------------------------------------------------------------------------------------
                                       Total Consumer Discretionary
                                       (Cost -- $21,820,789)                24,425,060      14.5
---------------------------------------------------------------------------------------------------
Consumer Staples

Food & Drug                 83,000    +The Kroger Co.                        1,874,970       1.1
Retailing                   70,000     SYSCO Corporation                     1,968,400       1.2
                                                                          -------------------------
                                                                             3,843,370       2.3
---------------------------------------------------------------------------------------------------
Tobacco                     59,000     UST Inc.                              1,775,900       1.0
---------------------------------------------------------------------------------------------------
                                       Total Consumer Staples
                                       (Cost -- $5,510,200)                  5,619,270       3.3
---------------------------------------------------------------------------------------------------
Energy

Energy Equipment            24,000    +BJ Services Company                   1,974,000       1.2
& Services                  35,000     Helmerich & Payne, Inc.               1,793,050       1.0
                                                                          -------------------------
                                                                             3,767,050       2.2
---------------------------------------------------------------------------------------------------


               April 30, 2001 (18) Mercury Large Cap Growth Fund

SCHEDULE OF INVESTMENTS
(CONTINUED)

                                                                                    In US Dollars
                                                                              -------------------------
                            Shares                                                           Percent of
Industry                     Held               Investments                       Value      Net Assets
-------------------------------------------------------------------------------------------------------
Energy (concluded)

Oil & Gas                   28,000    Anadarko Petroleum Corporation          $  1,809,360      1.1%
                            27,000    Apache Corporation                         1,726,920      1.0
                            30,000    Devon Energy Corporation                   1,770,300      1.0
                            39,000    EOG Resources, Inc.                        1,809,210      1.1
                            20,000    Murphy Oil Corporation                     1,640,000      1.0
                                                                              -------------------------
                                                                                 8,755,790      5.2
-------------------------------------------------------------------------------------------------------
                                      Total Energy
                                      (Cost -- $10,848,260)                     12,522,840      7.4
-------------------------------------------------------------------------------------------------------
Financials

Diversified Financials      25,000    USA Education Inc.                         1,777,500      1.1
-------------------------------------------------------------------------------------------------------
                                      Total Financials
                                      (Cost -- $1,845,075)                       1,777,500      1.1
-------------------------------------------------------------------------------------------------------
Health Care

Biotechnology               30,000   +Biogen, Inc.                               1,939,800      1.1
                            17,000   +Genzyme Corporation                        1,852,490      1.1
                            40,000   +IDEC Pharmaceuticals Corporation           1,968,000      1.2
                                                                              -------------------------
                                                                                 5,760,290      3.4
-------------------------------------------------------------------------------------------------------
Health Care                 57,000    Applera Corporation-Applied
Equipment &                           Biosystems Group                           1,827,420      1.1
Supplies                    39,000    Bausch & Lomb Incorporated                 1,665,300      1.0
                            44,000    Beckman Coulter Inc.                       1,564,200      0.9
                            86,000   +Cytyc Corporation                          2,025,300      1.2
                            25,000    Stryker Corporation                        1,482,250      0.9
                                                                              -------------------------
                                                                                 8,564,470      5.1
-------------------------------------------------------------------------------------------------------
Health Care                 34,500    Cardinal Health, Inc.                      2,325,300      1.4
Providers &                 20,000   +Express Scripts, Inc. (Class A)            1,698,000      1.0
Services                    32,000   +First Health Group Corp.                   1,656,000      1.0
                           109,000   +Health Management Associates, Inc.
                                      (Class A)                                  1,953,280      1.1
                            59,000    McKesson HBOC, Inc.                        1,819,560      1.1
                            59,000   +Oxford Health Plans, Inc.                  1,834,900      1.1
                            15,000   +Quest Diagnostics Incorporated             1,848,000      1.1
                            28,000    UnitedHealth Group Incorporated            1,833,440      1.1
                            19,000   +Universal Health Services, Inc.
                                      (Class B)                                  1,705,440      1.0
                                                                              -------------------------
                                                                                16,673,920      9.9
-------------------------------------------------------------------------------------------------------


                April 30, 2001 (19) Mercury Large Cap Growth Fund

SCHEDULE OF INVESTMENTS
(CONTINUED)

                                                                                   In US Dollars
                                                                            --------------------------
                           Shares                                                           Percent of
Industry                    Held              Investments                      Value        Net Assets
------------------------------------------------------------------------------------------------------
Health Care (concluded)

Pharmaceuticals             25,000     Abbott Laboratories                  $  1,159,500         0.7%
                            34,000    +Forest Laboratories, Inc.               2,079,100         1.2
                            50,000    +IVAX Corporation                        2,002,500         1.2
                            19,000     Johnson & Johnson                       1,833,120         1.1
                            45,000    +King Pharmaceuticals, Inc.              1,895,850         1.1
                            64,000     Mylan Laboratories, Inc.                1,711,360         1.0
                           153,000     Pfizer Inc.                             6,624,900         3.9
                                                                            --------------------------
                                                                              17,306,330        10.2
------------------------------------------------------------------------------------------------------
                                       Total Health Care
                                       (Cost -- $45,322,964)                  48,305,010        28.6
------------------------------------------------------------------------------------------------------
Industrials

Commercial Services         55,000    +Apollo Group, Inc. (Class A)            1,710,500         1.0
& Supplies                  98,000    +Cendant Corporation                     1,738,520         1.0
                            31,000     H & R Block, Inc.                       1,705,000         1.0
                                                                            --------------------------
                                                                               5,154,020         3.0
------------------------------------------------------------------------------------------------------
Industrial                 253,000     General Electric Company               12,278,090         7.3
Conglomerates
------------------------------------------------------------------------------------------------------
                                       Total Industrials
                                       (Cost -- $18,336,051)                  17,432,110        10.3
------------------------------------------------------------------------------------------------------
Information Technology

Communications              90,000    +Andrew Corporation                      1,576,800         0.9
Equipment                   34,000    +CIENA Corporation                       1,872,040         1.1
                           116,000    +Cabletron Systems, Inc.                 1,818,880         1.1
                            43,000    +Cisco Systems, Inc.                       730,140         0.4
                            30,000    +Comverse Technology, Inc.               2,055,000         1.2
                            71,000    +Polycom, Inc.                           1,649,330         1.0
                                                                            --------------------------
                                                                               9,702,190         5.7
------------------------------------------------------------------------------------------------------
Computers &                 66,000    +Apple Computer, Inc.                    1,682,340         1.0
Peripherals                 17,000     International Business Machines
                                       Corporation                             1,957,380         1.2
                                                                            --------------------------
                                                                               3,639,720         2.2
------------------------------------------------------------------------------------------------------


                April 30, 2001 (20) Mercury Large Cap Growth Fund

SCHEDULE OF INVESTMENTS
(CONTINUED)

                                                                                         In US Dollars
                                                                                    -----------------------
                           Shares                                                                Percent of
Industry                    Held              Investments                              Value     Net Assets
-----------------------------------------------------------------------------------------------------------
Information Technology (concluded)

Electronic Equipment        31,000     AVX Corporation                              $   574,740      0.3%
& Instruments              106,000    +Ingram Micro Inc. (Class A)                    1,534,880      0.9
                            38,000     Newport Corporation                            1,434,880      0.9
                            25,000     PerkinElmer, Inc.                              1,672,750      1.0
                            47,000    +Tech Data Corporation                          1,638,420      1.0
                            29,000    +Waters Corporation                             1,513,800      0.9
                                                                                    -----------------------
                                                                                      8,369,470      5.0
-----------------------------------------------------------------------------------------------------------
IT Consulting               32,000    +CSG Systems International, Inc.                1,862,720      1.1
& Services                  29,000    +DST Systems, Inc.                              1,424,480      0.9
                            35,000     Electronic Data Systems Corporation            2,257,500      1.3
                            96,000    +Unisys Corporation                             1,155,840      0.7
                                                                                    -----------------------
                                                                                      6,700,540      4.0
-----------------------------------------------------------------------------------------------------------
Internet Software           39,000    +VeriSign, Inc.                                 1,999,920      1.2
& Services
-----------------------------------------------------------------------------------------------------------
Office Electronics          36,000    +NCR Corporation                                1,692,360      1.0
-----------------------------------------------------------------------------------------------------------
Semiconductor              129,000     Intel Corporation                              3,987,390      2.3
Equipment &                 33,000    +International Rectifier Corp.                  1,831,500      1.1
Products                   186,000    +Silicon Storage Technology, Inc.               1,848,840      1.1
                                                                                    -----------------------
                                                                                      7,667,730      4.5
-----------------------------------------------------------------------------------------------------------
Software                    51,000    +BEA Systems, Inc                               2,083,350      1.3
                            59,000     Computer Associates International, Inc.        1,899,210      1.1
                           182,000    +Compuware Corporation                          1,870,960      1.1
                            26,000    +Mercury Interactive Corp.                      1,719,900      1.0
                            93,000    +Microsoft Corporation                          6,300,750      3.7
                                                                                    -----------------------
                                                                                     13,874,170      8.2
-----------------------------------------------------------------------------------------------------------
                                       Total Information Technology
                                       (Cost -- $52,795,281)                         53,646,100     31.8
-----------------------------------------------------------------------------------------------------------
Telecommunication Services

Diversified                127,000    +WorldCom, Inc.                                 2,317,750      1.4
Telecommunication
Services
-----------------------------------------------------------------------------------------------------------
                                       Total Telecommunication Services
                                       (Cost -- $2,061,584)                           2,317,750      1.4
-----------------------------------------------------------------------------------------------------------


                April 30, 2001 (21) Mercury Large Cap Growth Fund

SCHEDULE OF INVESTMENTS
(CONCLUDED)

                                                                                          In US Dollars
                                                                                    -----------------------
                           Shares                                                                Percent of
Industry                    Held              Investments                              Value     Net Assets
-----------------------------------------------------------------------------------------------------------
Utilities

Multi-Utilities           40,000      +Calpine Corporation                     $  2,279,600         1.4%
-----------------------------------------------------------------------------------------------------------
                                       Total Utilities
                                       (Cost -- $1,922,290)                       2,279,600         1.4
-----------------------------------------------------------------------------------------------------------
                                       Total Investments
                                       (Cost -- $160,462,494)                   168,325,240        99.8
-----------------------------------------------------------------------------------------------------------
                          Face
                         Amount            Short-Term Securities
-----------------------------------------------------------------------------------------------------------
Commercial              $652,000       General Motors Acceptance Corp.,
Paper*                                 4.69% due 5/01/2001                          652,000         0.4
-----------------------------------------------------------------------------------------------------------
                                       Total Short-Term Securities
                                       (Cost -- $652,000)                           652,000         0.4
-----------------------------------------------------------------------------------------------------------
                                       Total Investments
                                       (Cost -- $161,114,494)                   168,977,240       100.2
                                       Miscellaneous Securities                     243,000         0.2
                                       Liabilities in Excess of Other Assets       (618,441)       (0.4)
                                                                               ----------------------------
                                       Net Assets                              $168,601,799       100.0%
                                                                               ============================
-----------------------------------------------------------------------------------------------------------

* Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Portfolio.
+     Non-income producing security.

      See Notes to Financial Statements.


                April 30, 2001 (22) Mercury Large Cap Growth Fund

STATEMENT OF ASSETS
AND LIABILITIES

As of April 30, 2001
--------------------------------------------------------------------------------

MASTER LARGE CAP GROWTH PORTFOLIO
================================================================================

Assets:

Investments, at value (identified cost -- $161,114,494)               $ 168,977,240
Cash                                                                            798
Miscellaneous securities                                                    243,000
Receivables:
  Securities sold                                  $    5,979,843
  Contributions                                           610,695
  Dividends                                                26,175         6,616,713
                                                   --------------
Prepaid expenses and other assets                                            37,019
                                                                      -------------
Total assets                                                            175,874,770
                                                                      -------------
-----------------------------------------------------------------------------------

Liabilities:

Payables:
  Securities purchased                                  6,841,630
  Withdrawals                                             195,795         7,037,425
                                                   --------------
Accrued expenses and other liabilities                                      235,546
                                                                      -------------
Total liabilities                                                         7,272,971
                                                                      -------------
-----------------------------------------------------------------------------------

Net Assets:

Net assets                                                            $ 168,601,799
                                                                      =============
-----------------------------------------------------------------------------------

Net Assets Consist of:

Partners' capital                                                     $ 160,739,053
Unrealized appreciation on investments -- net                             7,862,746
                                                                      -------------
Net assets                                                            $ 168,601,799
                                                                      =============
-----------------------------------------------------------------------------------

See Notes to Financial Statements.


                April 30, 2001 (23) Mercury Large Cap Growth Fund

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2001
--------------------------------------------------------------------------------

MASTER LARGE CAP GROWTH PORTFOLIO
================================================================================

Investment Income:

Dividends                                                                $    298,000
Interest and discount earned                                                   63,592
                                                                         ------------
Total income                                                                  361,592
                                                                         ------------
-------------------------------------------------------------------------------------
Expenses:

Investment advisory fees                                  $  462,532
Accounting services                                           71,865
Custodian fees                                                53,652
Professional fees                                             28,440
Trustees' fees and expenses                                    3,421
                                                          ----------
Total expenses                                                                619,910
                                                                         ------------
Investment loss -- net                                                       (258,318)
                                                                         ------------
-------------------------------------------------------------------------------------

Realized & Unrealized Gain (Loss)
On Investments -- Net:

Realized loss on investments -- net                                       (45,303,756)
Change in unrealized appreciation on investments -- net                     6,612,659
                                                                         ------------
Net Decrease in Net Assets Resulting from Operations                     $(38,949,415)
                                                                         ============
-------------------------------------------------------------------------------------

See Notes to Financial Statements.


                April 30, 2001 (24) Mercury Large Cap Growth Fund

STATEMENTS OF CHANGES
IN NET ASSETS

MASTER LARGE CAP GROWTH PORTFOLIO
================================================================================

                                                                  For the Six      For the Period
                                                                  Months Ended     Dec. 22, 1999+
Increase (Decrease) in Net Assets:                               April 30, 2001   to Oct. 31, 2000
--------------------------------------------------------------------------------------------------
Operations:

Investment loss -- net                                            $    (258,318)     $     (58,294)
Realized gain (loss) on investments -- net                          (45,303,756)            93,566
Change in unrealized appreciation on investments -- net               6,612,659          1,250,087
                                                                  --------------------------------
Net increase (decrease) in net assets resulting
from operations                                                     (38,949,415)         1,285,359
                                                                  --------------------------------
--------------------------------------------------------------------------------------------------

Net Capital Contributions:

Increase in net assets derived from net capital contributions       109,426,053         95,839,802
                                                                  --------------------------------
--------------------------------------------------------------------------------------------------
Total increase in net assets                                         70,476,638         97,125,161
Beginning of period                                                  98,125,161          1,000,000
                                                                  --------------------------------
End of period                                                     $ 168,601,799      $  98,125,161
                                                                  ================================
--------------------------------------------------------------------------------------------------

+     Commencement of operations.

      See Notes to Financial Statements.


                April 30, 2001 (25) Mercury Large Cap Growth Fund

FINANCIAL HIGHLIGHTS

MASTER LARGE CAP GROWTH PORTFOLIO
================================================================================

The following ratios have been derived from information provided in the financial statements.

                                               For the Six       For the Period
                                               Months Ended      Dec. 22, 1999+
                                              April 30, 2001    to Oct. 31, 2000
--------------------------------------------------------------------------------
Ratios to Average Net Assets:

Expenses, net of reimbursement                         .80%*             1.30%*
                                                ==============================
Expenses                                               .80%*             1.82%*
                                                ==============================
Investment loss -- net                                (.33%)*            (.75%)*
                                                ==============================
--------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)        $   168,602        $    98,125
                                                ==============================
Portfolio turnover                                  141.58%             94.75%
                                                ==============================
--------------------------------------------------------------------------------

*     Annualized.
+     Commencement of operations.

      See Notes to Financial Statements.


                April 30, 2001 (26) Mercury Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS

MASTER LARGE CAP GROWTH PORTFOLIO
================================================================================

(1)   Significant Accounting Policies:

      Master Large Cap Growth Portfolio (the "Portfolio") is part of Master Large Cap Series Trust (the "Trust"). The Portfolio is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Portfolio, subject to certain limitations. The Portfolio's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Portfolio.

      (a) Valuation of investments -- Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

      (b) Derivative financial instruments -- The Portfolio may engage in various portfolio investment techniques to increase or decrease the level of risk to which the Portfolio is exposed more quickly and efficiently than transactions in other types of investments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.


                April 30, 2001 (27) Mercury Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      o Financial futures contracts -- The Portfolio may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      o Options -- The Portfolio is authorized to purchase and write call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

      o Forward foreign exchange contracts -- The Portfolio is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Portfolio's records. However, the effect on operations is recorded from the date the Portfolio enters into such contracts.

      o Foreign currency options and futures -- The Portfolio may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Portfolio, sold by the Portfolio but not yet delivered, or committed or anticipated to be purchased by the Portfolio.


                April 30, 2001 (28) Mercury Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      (c) Foreign currency transactions -- Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

      (d) Income taxes -- The Portfolio is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Portfolio will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Portfolio. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Portfolio's assets will be managed so an investor in the Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.

      (e) Security transactions and investment income -- Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio has determined the ex-dividend date. Interest income is recognized on the accrual basis. The Portfolio will adopt the provisions to amortize all premiums and discounts on debt securities effective November 1, 2001, as now required under the new AICPA Audit and Accounting Guide for Investment Companies. The cumulative effect of this accounting change will have no impact on the total net assets of the Portfolio. The impact of this accounting change has not been determined, but will result in an adjustment to the cost of securities and a corresponding adjustment to net unrealized appreciation/depreciation, based on debt securities held as of October 31, 2001.

(2)   Investment Advisory Agreement and Transactions with Affiliates:

      The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.


                April 30, 2001 (29) Mercury Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)

      FAM is responsible for the management of the Portfolio's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays a monthly fee at an annual rate of .75% of the average daily value of the Portfolio's net assets. Effective January 17, 2001, the annual rate was changed to .50%.

      Prior to January 1, 2001, FAM provided accounting services to the Portfolio at its cost and the Portfolio reimbursed FAM for these services. FAM continues to provide certain accounting services to the Portfolio. The Portfolio reimburses FAM at its cost for such services. For the six months ended April 30, 2001, the Portfolio reimbursed FAM an aggregate of $27,356 for the above-described services. The Portfolio entered into an agreement with State Street Bank and Trust Company ("State Street"), effective January 1, 2001, pursuant to which State Street provides certain accounting services to the Portfolio. The Portfolio pays a fee for these services.

      Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, and/or ML & Co.

(3)  Investments:

      Purchases and sales of investments, excluding short-term securities, for the six months ended April 30, 2001 were $328,111,891 and $210,964,649, respectively.

      Net realized gains (losses) for the six months ended April 30, 2001 and net unrealized gains as of April 30, 2001 were as follows:

                                                  Realized          Unrealized
                                               Gains (Losses)          Gains
      --------------------------------------------------------------------------
      Long-term investments                     $(45,303,772)       $  7,862,746
      Short-term investments                              16                  --
                                                --------------------------------
      Total                                     $(45,303,756)       $  7,862,746
                                                ================================
      --------------------------------------------------------------------------

      As of April 30, 2001, net unrealized appreciation for Federal income tax purposes aggregated $7,862,746, of which $14,683,723 related to appreciated securities and $6,820,977 related to depreciated securities. At April 30, 2001, the aggregate cost of investments for Federal income tax purposes was $161,114,494.


                April 30, 2001 (30) Mercury Large Cap Growth Fund

[LOGO] Merrill Lynch  Investment Managers

          MUTUAL        MANAGED            ALTERNATIVE         INSTITUTIONAL
          FUNDS         ACCOUNTS           INVESTMENTS       ASSET MANAGEMENT

                               [GRAPHIC OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Mercury Large Cap Growth Fund of
Mercury Large Cap Series Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

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